Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Increase in unbilled services (unbilled revenue)	$ 122,008
Increase in unearned revenue (payments on account)	688,117
Decrease in net balance	566,109
Revenue, remaining performance obligation	$ 13,000,000	$ 6,100,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage	49.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months